Contract Liabilities - Summary of Cash Flow Statement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Consolidated net income / (loss) for the period	€ (93,528)	€ (73,782)		€ (45,477)
Adjustments for:
Income tax expense	(552)	(24)		1,791
Depreciation, amortization and impairment	11,622	7,989		4,518
Loss from disposals of non-current assets	630	109		20
Net finance (income) and costs	15,124	2,545		2,148
Equity-settled share-based payments	3,972	6,133		1,942
Share of profit of equity-accounted investees, net of tax	355	45		0
Net foreign exchange (gain)/loss	(562)	(2,574)		(826)
Inventories	(9,379)	(4,958)		(3,167)
Trade receivables	732	(1,120)		572
Other financial and non-financial assets	(3,744)	(87)		(4,209)
Provisions	296	(296)		14
Trade and other payables	5,908	2,235		2,320
Contract liabilities	39,760	15,144	[1]	(1,013)
Other financial liabilities	336	(22)		0
Other non-financial liabilities	46	(1,552)	[1]	1,941
Net cash used in operating activities	€ (28,984)	(50,215)		€ (39,426)
As Previously Reported
Cash flows from (used in) operating activities [abstract]
Consolidated net income / (loss) for the period		(73,782)
Adjustments for:
Income tax expense		(24)
Depreciation, amortization and impairment		7,989
Loss from disposals of non-current assets		109
Net finance (income) and costs		2,545
Equity-settled share-based payments		6,133
Share of profit of equity-accounted investees, net of tax		45
Net foreign exchange (gain)/loss		(2,574)
Inventories		(4,958)
Trade receivables		(1,120)
Other financial and non-financial assets		(87)
Provisions		(296)
Trade and other payables		2,235
Contract liabilities		(144)
Other financial liabilities		(22)
Other non-financial liabilities		13,736
Net cash used in operating activities		(50,215)
Classification Error
Adjustments for:
Contract liabilities		15,288
Other non-financial liabilities		(15,288)
Net cash used in operating activities		€ 0

[1]	(1) Adjusted as per Note 29.